Document and Entity Information	Mar. 31, 2015
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2015
Registrant Name	Mercer Funds
Central Index Key	0001320615
Amendment Flag	false
Document Creation Date	Jul. 31, 2015
Document Effective Date	Jul. 31, 2015
Prospectus Date	Jul. 31, 2015